Asset Under Development	9 Months Ended
Sep. 30, 2016
Research and Development [Abstract]
Asset Under Development
ASSET UNDER DEVELOPMENT

(in thousands of $)	September 30, 2016	December 31, 2015
Purchase price installments (including other shipyard costs)	636,530	495,518
Interest costs capitalized (note 2)	43,370	4,187
Other costs capitalized	14,841	1,317
	694,741	501,022

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG vessel. The primary contract was entered into with Keppel. Following the payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to Keppel in Singapore in September 2014 for the commencement of her conversion. We expect the conversion will require in total 31 months to complete, followed by mobilization to a project for full commissioning.

The total estimated conversion, vessel and site commissioning cost for the Hilli is approximately $1.3 billion. As at September 30, 2016, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	September 30, 2016
Payable within 3 months to December 31, 2016	22,730
Payable within 12 months to December 31, 2017	441,695
Payable within 12 months to December 31, 2018	23,121
487,546